Current and deferred income tax - Analysis of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Deferred income tax assets	$ 221,580	$ 239,740
Deferred income tax liabilities	(218,392)	(287,952)
Total	3,188	(48,212)	$ (136,810)	$ (141,950)
Tax credits on net operating losses
Analysis of deferred tax balances
Tax credits	108,767	160,905
Uncertain income tax treatments - note 5(b)
Analysis of deferred tax balances
Tax debits	(6,712)	(9,779)
Deferred tax assets and liabilities
Estimated financial effect of contingent liabilities	163,670	182,380
Foreign exchange losses
Analysis of deferred tax balances
Tax credits	33,123	31,027
Environmental obligation
Analysis of deferred tax balances
Tax credits	16,611	24,293
Asset retirement obligations
Analysis of deferred tax balances
Tax credits	20,507	18,751
Tax, civil and labor provisions
Analysis of deferred tax balances
Tax credits	7,162	6,962
Other provisions
Analysis of deferred tax balances
Tax credits	9,825	7,933
Provision for obsolete and slow-moving inventory
Analysis of deferred tax balances
Tax credits	6,813	5,734
Provision for employee benefits
Analysis of deferred tax balances
Tax credits	5,299	7,270
Derivative financial instruments
Analysis of deferred tax balances
Tax credits	3,056	2,864
Capitalized interest
Analysis of deferred tax balances
Tax debits	(10,274)	(28,505)
Revaluation of loans and financings
Analysis of deferred tax balances
Tax debits	(88)
Depreciation, amortization and asset impairment
Analysis of deferred tax balances
Tax debits	(190,970)	(285,427)
Other differences
Analysis of deferred tax balances
Tax credits	6,513	11,517
Tax debits	$ (6,444)	$ (1,757)